Segments of Business - Adjusted Operating Income (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Total adjusted operating income	$ 942	$ 847		$ 3,907	$ 4,054	$ 3,997
General corporate/unallocated expenses	69	52		298	272	277
Other (income) expense, net, operating (Note 10)	(17)	(5)	$ 3,871	(23)	15	3,871
Restructuring	0	14		(100)	(116)	(82)
Depreciation and amortization	152	165		644	731	746
Separation-related costs	98	10		213	0	0
Total operating income (loss)	640	611	$ (979)	2,675	2,920	(979)
Other expense (income), net	30	(1)		38	(5)	37
Interest expense	1	0
Income before taxes	609	612		1,238	1,367	(2,614)
Self Care
Segment Reporting Information [Line Items]
Total adjusted operating income	582	474		2,088	1,952	1,858
Depreciation and amortization				202	212	205
Skin Health and Beauty
Segment Reporting Information [Line Items]
Total adjusted operating income	150	127		708	878	889
Depreciation and amortization				247	305	325
Essential Health
Segment Reporting Information [Line Items]
Total adjusted operating income	$ 210	$ 246		1,111	1,224	1,250
Depreciation and amortization				$ 195	$ 214	$ 216